GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.3%
	EQUITY - 3.7%
9,054	iShares Core S&P 500 ETF			$ 3,432,824
25,554	iShares MSCI ACWI ETF			2,143,725
49,120	iShares MSCI ACWI ex US ETF			2,210,400
34,702	iShares MSCI EAFE ETF			2,168,528
39,129	iShares MSCI EAFE Small-Cap ETF			2,136,052
54,522	iShares MSCI Emerging Markets ETF			2,186,332
16,496	iShares Russell 1000 ETF			3,427,209
19,103	iShares Russell 2000 ETF			3,235,284
51,168	iShares Russell Mid-Cap ETF			3,308,523
37,756	iShares U.S. Real Estate ETF			3,472,797
				27,721,674
	FIXED INCOME - 0.6%
60,000	Vanguard Short-Term Corporate Bond ETF			4,575,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,822,032)			32,297,274

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 29.4%
	COMPUTERS — 0.7%
5,000,000	Apple, Inc.	2.1000	09/12/22	4,997,879

	INSURANCE — 0.6%
5,000,000	Metropolitan Life Global Funding I(a)	0.9000	06/08/23	4,896,148

	OIL & GAS PRODUCERS — 0.6%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,864,441

	SOFTWARE — 1.3%
5,000,000	Microsoft Corporation	2.3750	05/01/23	4,986,862
5,000,000	Microsoft Corporation	3.1250	11/03/25	5,009,721
				9,996,583
	SUPRANATIONAL — 1.4%
10,500,000	International Bank for Reconstruction & Development	0.1250	04/20/23	10,276,403

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.8%
5,000,000	Federal Farm Credit Banks Funding Corporation	1.6250	08/22/22	$ 4,998,700
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1250	04/27/23	4,888,700
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1400	05/18/23	4,875,173
10,000,000	Federal Farm Credit Banks Funding Corporation	0.2000	02/16/24	9,564,578
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,322,670
12,000,000	Federal Home Loan Banks	2.0000	09/09/22	12,004,927
9,000,000	Federal Home Loan Banks	0.2600	12/22/23	8,680,556
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	6,829,004
10,000,000	Federal Home Loan Banks(b)	0.5000	06/30/26	9,334,735
14,000,000	Federal Home Loan Banks(b)	0.5000	07/21/26	13,076,285
4,250,000	Federal Home Loan Banks(b)	0.5000	05/27/27	3,993,396
10,000,000	Federal Home Loan Banks(b)	0.5000	06/30/27	9,217,166
10,000,000	Federal Home Loan Banks(b)	0.3000	01/28/28	9,127,961
10,000,000	Federal Home Loan Banks(b)	0.4000	02/24/28	9,138,236
14,750,000	Federal Home Loan Banks(b)	0.3000	02/25/28	13,434,912
10,000,000	Federal Home Loan Banks(b)	0.6250	08/16/28	9,182,739
9,900,000	Federal Home Loan Banks(b)	0.6250	08/24/28	9,147,577
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,044,192
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,554,805
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,617,094
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	11,929,382
2,826,684	Government National Mortgage Association	2.5000	12/20/49	2,686,363
7,000,000	United States Department of Housing and Urban	2.8000	08/01/23	6,982,768
				187,631,919
	TOTAL BONDS & NOTES (Cost $236,229,558)			222,663,373

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 56.8%
	U.S. TREASURY BILLS — 56.8%
20,000,000	United States Cash Management Bill(c)	0.0000	08/30/22	19,950,950
30,000,000	United States Treasury Bill(c)	0.0000	07/21/22	29,983,479

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 56.8% (Continued)
	U.S. TREASURY BILLS — 56.8% (Continued)
30,000,000	United States Treasury Bill(c)	0.0000	07/28/22	$ 29,978,400
10,000,000	United States Treasury Bill(c)	0.0000	08/04/22	9,989,009
22,000,000	United States Treasury Bill(c)	0.0000	08/25/22	21,950,340
16,000,000	United States Treasury Bill(c)	0.0000	09/08/22	15,952,722
45,000,000	United States Treasury Bill(c)	0.0000	09/22/22	44,832,444
36,000,000	United States Treasury Bill(c)	0.0000	10/06/22	35,832,209
20,000,000	United States Treasury Bill(c)	0.0000	10/13/22	19,893,472
15,000,000	United States Treasury Bill(c)	0.0000	10/20/22	14,911,952
20,000,000	United States Treasury Bill(c)	0.0000	10/27/22	19,874,559
40,000,000	United States Treasury Bill(c)	0.0000	11/03/22	39,726,389
20,000,000	United States Treasury Bill(c)	0.0000	11/10/22	19,852,508
55,000,000	United States Treasury Bill(c)	0.0000	12/08/22	54,452,140
38,000,000	United States Treasury Bill(c)	0.0000	12/29/22	37,538,601
16,000,000	United States Treasury Bill(c)	0.0000	01/26/23	15,775,364
				430,494,538
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $431,277,813)			430,494,538

Shares				Fair Value
	SHORT-TERM INVESTMENT — 6.9%
	MONEY MARKET FUND - 6.9%
52,602,103	Morgan Stanley Institutional Liquidity Funds - Institutional Class, 1.39%(d)			52,602,103
	TOTAL SHORT-TERM INVESTMENTS (Cost $52,602,103)

	TOTAL INVESTMENTS - 97.4% (Cost $751,931,506)			$ 738,057,288
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%			19,621,892
	NET ASSETS - 100.0%			$ 757,679,180

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
366	CBOT 10 Year US Treasury Note	09/21/2022	$ 43,382,346	$ (520,423)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
20	CBOT Rough Rice Future(f)	09/14/2022	$ 669,800	$ (39,990)
210	CBOT Soybean Meal Future(f)	08/12/2022	9,145,500	483,640
352	CBOT US Long Bond Future	09/21/2022	48,796,000	(539,704)
132	CME E-Mini Standard & Poor's 500 Index Future	09/16/2022	25,010,701	(1,846,308)
72	CME E-Mini Standard & Poor's MidCap 400 Index	09/16/2022	16,329,600	(1,301,725)
29	CME Feeder Cattle Future(f)	08/25/2022	2,517,200	(11,650)
791	CME Mexican Peso Currency Future	09/19/2022	19,363,680	(430,160)
103	COMEX Gold 100 Troy Ounces Future(f)	08/29/2022	18,615,190	(496,640)
63	Eurex 10 Year Euro Bund Future	09/08/2022	9,819,948	(116,537)
188	FTSE 100 Index Future	09/16/2022	16,296,186	(26,893)
41	HKG Hang Seng Index Future	07/28/2022	5,680,605	(57,892)
27	ICE Gas Oil Future(f)	08/11/2022	3,034,800	(322,476)
135	ICE US MSCI Emerging Markets EM Index Futures	09/16/2022	6,768,225	(4,035)
60	LME Copper Future(f)	09/19/2022	12,390,000	(2,101,275)
29	LME Nickel Future(f)	09/19/2022	3,949,974	(1,201,638)
54	LME Primary Aluminum Future(f)	09/19/2022	3,301,088	(559,000)
64	LME Zinc Future(f)	09/19/2022	5,057,200	(995,675)
27	NYBOT CSC Number 11 World Sugar Future(f)	09/30/2022	559,440	(9,520)
27	NYBOT CTN Frozen Concentrated Orange Juice A(f)	09/12/2022	700,853	17,880
141	NYBOT FINEX United States Dollar Index Future	09/19/2022	14,729,424	232,750
164	SGX Nikkei 225 Stock Index Future	09/08/2022	15,893,581	(468,395)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (10,315,666)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
238	3 Month Euro Euribor Future	03/18/2024	$ 61,151,912	$ (75,231)
6	CBOT 5 Year US Treasury Note	09/30/2022	673,500	4,430
20	CBOT Oats Future(f)	12/14/2022	502,000	75,300
52	CBOT Soybean Oil Future(f)	08/12/2022	2,090,712	80,430
73	CBOT Wheat Future(f)	12/14/2022	3,286,825	278,500
278	CME British Pound Currency Future	09/19/2022	21,195,763	552,862
146	CME Canadian Dollar Currency Future	09/20/2022	11,344,200	53,225
8	CME E-Mini NASDAQ 100 Index Future	09/16/2022	1,844,720	153,354
235	CME Euro Foreign Exchange Currency Future	09/19/2022	30,955,375	568,425
529	CME Japanese Yen Currency Future	09/19/2022	49,034,993	965,365
36	CME Lean Hogs Future(f)	08/12/2022	1,470,240	33,160
161	CME New Zealand Dollar Currency Future	09/19/2022	10,049,620	307,000
40	CME Swiss Franc Currency Future	09/19/2022	5,271,750	(103,150)
23	COMEX Silver Future(f)	09/28/2022	2,340,480	136,005
243	Eurex 2 Year Euro SCHATZ Future	09/08/2022	27,786,522	(94,369)
92	Eurex 5 Year Euro BOBL Future	09/08/2022	11,970,120	67,673
14	Eurex DAX Index Future	09/16/2022	4,682,923	213,611
128	LME Copper Future(f)	09/19/2022	26,432,000	2,974,441
60	LME Nickel Future(f)	09/19/2022	8,172,360	1,059,600
117	LME Primary Aluminum Future(f)	09/19/2022	7,152,356	1,020,807

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
118	LME Zinc Future(f)	09/19/2022	$ 9,324,213	$ 1,195,050
57	Long Gilt Future	09/28/2022	7,908,437	76,831
52	NYBOT CSC C Coffee Future(f)	09/20/2022	4,486,950	(77,156)
383	NYBOT CSC Cocoa Future(f)	09/15/2022	8,962,201	149,659
68	NYBOT CTN Number 2 Cotton Future(f)	12/07/2022	3,360,560	90,635
4	NYMEX NY Harbor ULSD Futures(f)	07/29/2022	643,524	(3,696)
3	NYMEX Palladium Future(f)	09/28/2022	574,830	(24,530)
52	NYMEX Platinum Future(f)	10/27/2022	2,327,780	(20,090)
10	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	07/29/2022	1,485,246	53,185
860	Three-Month SOFR Futures	06/18/2024	209,152,000	(954,937)
55	TSE Japanese 10 Year Bond Futures	09/12/2022	60,236,938	295,940
51	WCE Canola Future(f)	11/14/2022	696,096	65,838
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 9,118,167

	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (1,197,499)

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $4,896,148 or 0.6% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2022.
(c)	Zero coupon bond.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the GPMAS Fund Limited.